8. Commitments, Contingencies and Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Concentrations

Leases

The Company conducts operations from leased premises. Some of these leases provide for payment of taxes, insurance, utilities and maintenance. The Company also leases certain equipment under operating leases. Total rent expense for the quarters ended December 31, 2017 and 2016 was $31,079 and $22,201, respectively. Rent expense is recorded on a straight-line basis over the term of the lease. The difference between rental expense and rental payments is recorded as deferred rent within accrued expenses in the accompanying consolidated balance sheets. Management expects that in the normal course of business, leases will be renewed or replaced by other leases.

Future minimum rental obligations as of December 31, 2017 are as follows:

2018	$50,400
2019	5,700
$56,100

Contingencies

Effective October 1, 2015, the Company completed the acquisition of Tax Coach Software, LLC, an Ohio limited liability company ("Tax Coach Software"). The purchase was made by Financial Gravity Holdings, Inc. Under the terms of the acquisition, the Company acquired 100% of Tax Coach Software's membership interests, for shares of common stock of the Company. The total number of shares of common stock issued to the owners of Tax Coach Software was 6,000,000 shares (as amended), at par value of $0.00001 per share, in exchange for 100% of the membership interests of Tax Coach Software. Certificates representing the shares of common stock which served as the purchase price, were required to be deposited in escrow as of the effective date of the acquisition. As part of the purchase agreement documentation, the Sellers maintained the right to unwind the transaction under certain conditions as described in the purchase agreement. The Sellers also retained all rights as shareholders while shares were held in escrow, including the right to vote.

On November 11, 2016, the parties to the escrow agreement agreed (in a Company Distribution Notice) that the average daily closing price of the shares had exceeded the $1.00 threshold and accordingly, the shares were released from escrow and the right to unwind the Tax Coach Software acquisition transaction terminated.

At September 30, 2016, Pacific Oil Company had outstanding payables that the previous owners were in the process of liquidating. The Company recorded $99,056 in pre-merger payables at September 30, 2016. The liabilities have been recorded on the Company’s financial statements but are expected to be settled by the previous owners. Shares of the Company were held in escrow to cover the possibility that these liabilities will ultimately have to be settled by the Company. During the quarter ended December 31, 2016, $23,764 had been settled. The remaining payable was settled during the fiscal year ended September 30, 2017.

Legal Proceedings

From time to time, we are a party to or are otherwise involved in legal proceedings, claims and other legal matters, arising in the ordinary course of our business or otherwise. A subsidiary of the Company is currently involved in one legal proceeding, the outcome of which will not be material to our ability to operate or market our services, our consolidated financial position, results of operations or cash flows.

Leases

The Company conducts operations from leased premises. Some of these leases provide for payment of taxes, insurance, utilities and maintenance. The Company also leases certain equipment under operating leases. Total rent expense for the years ended September 30, 2017 and 2016 was $102,960 and $89,150, respectively. Rent expense is recorded on a straight-line basis over the term of the lease. The difference between rental expense and rental payments is recorded as deferred rent within accrued expenses in the accompanying consolidated balance sheets. Management expects that in the normal course of business, leases will be renewed or replaced by other leases.

Minimum future annual rental payments under non-cancelable operating leases having original terms in excess of one year are as follows:

2018	$68,400
2019	5,700
$74,100

Contingencies

Under the terms of the TCS purchase agreement, the common stock issued has been placed in escrow. The sellers maintain the right to unwind this transaction under certain conditions. One agreement with one of the employees was terminated during December 2016 (see Note 9).

At September 30, 2016, Pacific Oil Company had some outstanding payables that the previous owners were in the process of liquidating. Those liabilities have been shown here but are expected to be settled by the previous owners. Shares of the Company were held in escrow to cover the possibility that these liabilities will ultimately have to be settled by the Company. The liabilities were settled during 2017.

Legal Proceedings

From time to time, we are a party to or otherwise involved in legal proceedings, claims and other legal matters, arising in the ordinary course of our business or otherwise. A subsidiary of the Company is currently involved in one legal proceeding, the outcome of which will not be material to our ability to operate or market our services, our consolidated financial position, results of operations or cash flows.